Average Annual Total Returns (Vanguard Russell 2000 Value Index Fund Institutional)	Vanguard Russell 2000 Value Index Fund Vanguard Russell 2000 Value Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Russell 2000 Value Index Fund Vanguard Russell 2000 Value Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Russell 2000 Value Index Fund Vanguard Russell 2000 Value Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Russell 2000 Value Index Vanguard Russell 2000 Value Index Fund Vanguard Russell 2000 Value Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.43%	33.77%	19.69%	34.52%
Since Inception	29.24%	28.46%	22.43%	29.34%